SHORT-TERM BORROWINGS	6 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

NOTE 13. SHORT-TERM BORROWINGS

Short-term borrowings due to a third party consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
Short-term borrowings due to third parties:	RMB	RMB	U.S. Dollars
Short-term borrowing, 15% annual interest, due on June 23, 2021	¥200,000	¥215,699	$33,019
Total short-term borrowings due to a third party	¥200,000	¥215,699	$33,019

Interest expense for short-term borrowings due to a third party were ¥Nil and ¥15,699  ($2,403) for the six months ended December 31, 2019 and 2020, respectively.

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a founder, 5.65% annual interest, due on December 19, 2020 *	¥5,008,640	¥—	$—
Short-term borrowing from a founder, 4.55% annual interest, due on March 25, 2021	4,002,106	4,002,528	612,696
Short-term borrowing from a founder, interest-free, due on September 24, 2020*	450,000	—	—
Short-term borrowing from a founder's family member, interest-free, due on December 31, 2020*	770,000	—	—
Short-term borrowing from a founder, 4.35% annual interest, due on December 21, 2021	—	5,006,646	766,404
Short-term borrowing from a founder's family member, 0% annual interest, due on June 16, 2021	—	3,000,000	459,233
Total short-term borrowings due to related parties	¥10,230,746	¥12,009,174	$1,838,333

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2020 and December 31, 2020.

Interest expense for short-term borrowings due to related parties were ¥259,502 and ¥234,675  ($35,924) for the six months ended December 31, 2019 and 2020, respectively.

*    The Company repaid the loans in full on maturity date.